Goodwill and Other Intangible Assets - Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 997,740	$ 1,023,405
Accumulated Amortization	243,957	192,505
Net Book Value	753,783	830,900
Customer lists and rights to sell
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	831,600	853,122
Accumulated Amortization	191,286	147,858
Net Book Value	640,314	705,264
Trademarks, formulations and product technology
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	158,564	163,974
Accumulated Amortization	46,281	38,747
Net Book Value	112,283	125,227
Other
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	7,576	6,309
Accumulated Amortization	6,390	5,900
Net Book Value	$ 1,186	$ 409